Royalty bond (Details) kr in Thousands, $ in Millions								1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Mar. 15, 2017 USD ($)	Mar. 15, 2017 DKK (kr)	Dec. 11, 2014 USD ($)	Dec. 31, 2017 DKK (kr)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 DKK (kr)	Dec. 31, 2014 subsidiary	Mar. 31, 2017 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)		Mar. 15, 2017 DKK (kr)	Dec. 11, 2014 DKK (kr)
Royalty bond
Number of wholly owned subsidiary | subsidiary											4
Ownership interest in Subsidiaries (in percentage)											100.00%
Stated fixed interest rate								9.375%							9.375%
Restricted cash held in Milestone payment reserve					$ 26.9														kr 184,000
Amount transferred to restricted cash									$ 8.7	kr 60,700
Milestone payments received from Sanofi | $									$ 10.0
Amount of restricted cash used to repay outstanding bond					$ 25.0	kr 175,000
Amount of loss recognised due to adjustment to the carrying amount of bond												kr 11,200
Amount of fee paid												5,200
Amount of fee capitalized												3,500
Amount of fee recognized in consolidated income statement												1,700
Amount of gain recognised due to adjustment to the carrying amount of royalty bond								kr 10,800
Potential commercial milestones to sell future royalties | $			$ 85.0
Gross proceeds from sale of future royalties and milestones	$ 205.0	kr 1,310,200	205.0	kr 1,310,200										kr 1,310,237	kr 0		kr 0
Repayment of royalty bond	$ 24.7	kr 157,600	24.7	kr 157,600									$ 24.7	158,311	176,360	[1]	0	[1]
Potential milestone payment from Sanofi | $			$ 15.0										$ 15.0
Carrying amount of royalty bond net of capitalized financing costs														0	153,800
Financing costs capitalized														0	18,100
Interest payable on royalty bond								4,295						kr 0	4,295
Principal repayment (in percent)													50.40%	50.40%
Cash flows regarding royalty bond
Royalty bond payable												kr 332,243		kr 135,734	332,243
Financing cash flows (repayment)														(158,311)	(176,360)
Amortization of financing costs														18,347	5,748
Exchange rate adjustments														4,230	(25,897)
Royalty bond payable								kr 135,734						kr 0	kr 135,734		kr 332,243
ZP Holding SPV K/S subsidiaries ZP SPV 1 K/S
Royalty bond
Portion of royalty interest transferred							86.50%
Portion of milestone payment transferred							86.50%
Aggregate remaining regulatory milestone payment | $							$ 60.0
ZP Holding SPV K/S subsidiaries ZP SPV 1 K/S | Senior secured notes
Royalty bond
Issuance of the royalty bond							$ 50.0													kr 299,300
Stated fixed interest rate							9.375%													9.375%

[1]	See note 1 to the consolidated financial statements.